JPMORGAN TRUST IV

277 PARK AVENUE

NEW YORK, NEW YORK 10172

November 12, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust IV (the “Trust”), on behalf of

JPMorgan Equity Premium Income Fund and

JPMorgan SmartSpending 2050 Fund (the “Funds”)

File Nos. 333-208312 and 811-23117

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectuses and Statements of Additional Information of the Funds do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 96 (Amendment No. 97 under the Investment Company Act of 1940) filed electronically on November 8, 2019.

Please contact the undersigned at (212) 623-4557 if you have any questions.

Very truly yours,

/s/ Keri E. Riemer
Keri E. Riemer
Assistant Secretary